Ordinary Shares and Treasury Stock	12 Months Ended
Dec. 31, 2025
Ordinary Shares and Treasury Stock
Ordinary Shares and Treasury Stock

17. Ordinary Shares and Treasury Stock

In January 2024, the Company announced a share repurchase plan with a maximum amount of US$20 million over the next 12 months. For the year ended 2024 and 2025, the Company repurchased 4,777,000 ADSs (representing 14,331,000 Class A ordinary shares) and 490,476 ADSs (representing 1,471,428 Class A ordinary shares) from the market with cash consideration of US$13.3 million and US$1.4 million in aggregate, respectively. 2,533,803 outstanding treasury shares were cancelled during the year 2025.

For the years ended December 31, 2023, 2024 and 2025, 4,801,007, 7,766,705 and 1,149,720 share options and restricted share units were exercised and vested to Class A ordinary shares, respectively.